LOANS AND ALLOWANCE FOR LOAN LOSSES (Details 2) (EUR €)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Jun. 20, 2011	May 06, 2011	Feb. 28, 2011	Jul. 29, 2010	Jun. 24, 2010	Jun. 21, 2010	Nov. 26, 2008
Loans
Specific allowance	€ 0		€ 0
Coefficient allowance	0		0
Homogeneous allowance	25,361,469,000		26,575,609,000
Foreign	10,770,915,000		10,969,538,000
Total loans	36,132,384,000		37,545,147,000
Allowance for loan loses
Specific allowance	0		0
Coefficient allowance	0		0
Homogeneous allowance	1,954,616,000		1,157,423,000
Foreign	606,107,000		519,917,000
Total loans	2,560,723,000		1,677,340,000
Loans
Specific allowance	9,033,028,000		908,611,000
Coefficient allowance	14,155,120,000		22,445,983,000
Homogeneous allowance	3,635,866,000		4,052,484,000
Foreign	13,029,590,000		13,775,626,000
Total loans	39,853,604,000		41,182,704,000
Allowance for loan loses
Specific allowance	2,811,450,000		564,598,000
Coefficient allowance	198,160,000		106,415,000
Homogeneous allowance	469,602,000		294,367,000
Foreign	510,700,000		532,685,000
Total loans	3,989,912,000		1,498,065,000
Loans
Total loans specific allowance	9,033,028,000		908,611,000
Total loans coefficient allowance	14,155,120,000		22,445,983,000
Total loans homogeneous allowance	28,997,335,000		30,628,093,000
Total loans foreign	23,800,505,000		24,745,164,000
Total	75,985,988,000		78,727,851,000
Allowance for loan loses
Total specific allowance	2,811,450,000		564,598,000
Total coefficient allowance	198,160,000		106,415,000
Total homogeneous allowance	2,424,218,000		1,451,790,000
Total foreign	1,116,807,000		1,052,602,000
Total Allowance For Loan Losses	6,550,635,000		3,175,405,000
Greek
Allowance for loan losses at year end	5,433,828,000		2,122,803,000
of which:
for impaired loans	5,288,044,000		2,019,934,000
for non-impaired loans	145,784,000		102,869,000
Impaired loans	16,551,465,000		5,630,572,000
Non-impaired loans	35,634,018,000		48,352,115,000
Foreign
Allowance for loan losses at year end	1,116,807,000		1,052,602,000
of which:
for impaired loans	1,077,811,000		909,073,000
for non-impaired loans	38,996,000		143,529,000
Impaired loans	3,390,526,000		2,755,403,000
Non-impaired loans	20,409,979,000		21,989,761,000
Average Recorded Investment [Abstract]
Average recorded investment in impaired loans	11,835,132,000		6,595,708,000	3,035,646,000
Interest income recognized on a cash basis	107,586,000		86,742,000	30,377,000
Collateral Dependent Loans [Abstract]
Collateral dependent loans	1,216,833,000		538,316,000
Covered Bonds [Abstract]
Mortgages	16,550,590,000		15,561,399,000
of whch eligible collateral	14,211,435,000		14,038,207,000
Covered Bonds Parentheticals [Abstract]
Issuance of covered bonds Program I											10,000,000,000
Issuance of covered bonds Program II										15,000,000,000
Issued amount for Program I Series									1,000,000,000
Issued amount for Program I second tranche								500,000,000
Issued amount for Program II fifth series						500,000,000
Issued amount of Program II second tranche					1,000,000,000
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	0
Loans At Fiar Value Textual Details [Abstract]
Fair value of loans for which the Group elected to apply the Fair Value Option	277,247,000		559,107,000
Outstanding principal balance of loans for which the Group elected to apply the Fair Value Option	266,258,000		517,210,000
Net gains / (losses) resulting from changes in the fair value of these loans, recorded in net interest income before provision for loan losses	(25,757,000)		(9,947,000)
Loans for lease financing	1,634,225,000		1,847,008,000
Securitized Loans And Covered Bonds [Abstract]
Consumer loans (Revolver 2008-1 Plc-December 2008)	1,035,809,000		1,161,510,000
Credit cards (Revolver 2008-1 Plc-December 2008)	1,065,395,000		1,244,399,000
Receivables from Public sector (Titlos Plc-February 2009)	4,760,210,000		5,276,774,000
Total	10,464,342,000		7,682,683,000
Mortgages (Spiti Plc-September 2011)	1,677,571,000		0
Auto loans (Autokinito Plc-September 2011)	430,644,000		0
Consumer Loans Agorazo Transferred	1,494,713,000		0
Securitized loans and Covered bonds
Cancellation Date	February 28, 2011
Apc Subordinated Loan Agreement Outstanding Balance			307,300,000
Securitized Loans Parentheticals [Abstract]
Balance of subordinated loans	199,800,000		307,300,000
Cancellation of Class A notes	500
Cancellation of Class B notes							One month Euribor plus 30 bps One month Euribor plus 60 bps
Eterika Plc I [Member]
Securitized loans and Covered bonds
Interest rate	Paid quarterly at a rate of three-month Euribor plus 30 bps
Principal amount	975,000
Cancellation Date	May 2010
Issue Date	July 31, 2008
Maturity Date	June 2035
Description	Asset Backed Floating Rate Notes- Class A
Type Of Collateral	Commercial loans
Revolver Plc I [Member]
Securitized loans and Covered bonds
Interest rate	Paid monthly at a fixed rate of 2.6% per annum
Principal amount	1,000,000	[1],[2]
Issue Date	December 12, 2008
Maturity Date	September 2020
Description	Secured Floating Rate Notes- Class A
Type Of Collateral	Consumer loans and credit card accounts
Titlos Plc [Member]
Securitized loans and Covered bonds
Interest rate	Paid semi-annually at a rate of six-month Euribor plus 50 bps per annum
Principal amount	5,100,000	[3]
Issue Date	February 26, 2009
Maturity Date	September 2039
Description	Floating Rate Asset Backed Notes
Type Of Collateral	Receivables from Public sector
Spiti Plc I [Member]
Securitized loans and Covered bonds
Issuance date	September 20, 2011
Interest rate	Paid semi-annually at a rate of six-month Euribor plus a margin of 400 bps
Principal amount	1,500,000,000	[1]
Maturity Date	September 2058
Description	Asset Backed Floating Rate Notes- Class A
Type Of Collateral	Residential mortgages
Spiti Plc Ii [Member]
Securitized loans and Covered bonds
Issuance date	September 20, 2011
Interest rate	Paid semi-annually at a rate of six-month Euribor plus a margin of 700 bps
Principal amount	249,500,000	[1]
Maturity Date	September 2058
Description	Asset Backed Floating Rate Notes- Class B
Type Of Collateral	Residential mortgages
Revolver Plc Ii [Member]
Securitized loans and Covered bonds
Interest rate	Paid monthly at a fixed rate of 2.9% per annum
Principal amount	268,900	[1]
Issue Date	December 12, 2008
Maturity Date	September 2020
Description	Secured Floating Rate Notes- Class B
Type Of Collateral	Consumer loans and credit card accounts
Autokinito Plc I [Member]
Securitized loans and Covered bonds
Interest rate	Paid semi-annually at a rate of six-month Euribor plus a margin of 200 bps
Principal amount	400,000	[1]
Issue Date	September 23, 2011
Maturity Date	September 2023
Description	Asset Backed Floating Rate Notes- Class A
Type Of Collateral	Auto loans
Autokinito Plc Ii [Member]
Securitized loans and Covered bonds
Interest rate	Paid semi-annually at a rate of six-month Euribor plus a margin of 350 bps
Principal amount	96,500	[1]
Issue Date	September 23, 2011
Maturity Date	September 2023
Description	Asset Backed Floating Rate Notes- Class B
Type Of Collateral	Auto loans
Agorazo Plc I [Member]
Securitized loans and Covered bonds
Interest rate	Paid semi-annually at a rate of six month Euribor plus a margin of 300 bps
Principal amount	1,250,000	[1]
Issue Date	September 23, 2011
Maturity Date	September 2033
Description	Asset Backed Floating Rate Notes- Class A
Type Of Collateral	Consumer loans
Agorazo Plc Ii [Member]
Securitized loans and Covered bonds
Interest rate	Paid semi-annually at a rate of six-month Euribor plus a margin of 450 bps
Principal amount	412,800	[1]
Issue Date	September 23, 2011
Maturity Date	September 2033
Description	Asset Backed Floating Rate Notes- Class B
Type Of Collateral	Consumer loans
Eterika Plc Ii [Member]
Securitized loans and Covered bonds
Interest rate	Paid quarterly at a rate of three-month Euribor plus 250 bps
Principal amount	365,000
Cancellation Date	May 2010
Issue Date	July 31, 2008
Maturity Date	June 2035
Description	Asset Backed Floating Rate Notes- Class B
Type Of Collateral	Commercial loans
Program I Third Series [Member]
Securitized loans and Covered bonds
Issuance date	October 7, 2009	[4],[5]
Interest payment period	Paid annually at a fixed coupon rate of 3.875%	[4],[5]
Principal amount	1,500,000,000	[4],[5]
Maturity Date	October 2016	[4],[5]
Type Of Collateral	Residential mortgage loans	[4],[5]
Program Ii First Series [Member]
Securitized loans and Covered bonds
Issuance date	June 24, 2010	[6],[7]
Interest payment period	Paid quarterly at the ECB’s refinancing rate plus a margin of 170 bps	[6],[7]
Principal amount	1,500,000,000	[6],[7]
Maturity Date	June 2015 (with an additional ten-year extension option)	[6],[7]
Type Of Collateral	Residential mortgage loans	[6],[7]
Program Ii Second Series [Member]
Securitized loans and Covered bonds
Issuance date	June 24, 2010	[6],[7]
Interest payment period	Paid quarterly at the ECB’s refinancing rate plus a margin of 200 bps	[6],[7]
Principal amount	1,500,000,000	[6],[7]
Maturity Date	June 2017 (with an additional ten-year extension option)	[6],[7]
Type Of Collateral	Residential mortgage loans	[6],[7]
Program Ii Third Series [Member]
Securitized loans and Covered bonds
Issuance date	June 24, 2010	[6],[7]
Interest payment period	Paid quarterly at the ECB’s refinancing rate plus a margin of 230 bps	[6],[7]
Principal amount	1,500,000,000	[6],[7]
Maturity Date	June 2019 (with an additional ten-year extension option)	[6],[7]
Type Of Collateral	Residential mortgage loans	[6],[7]
Program Ii Fourth Series [Member]
Securitized loans and Covered bonds
Issuance date	November 25, 2010	[6]
Interest payment period	Paid quarterly at the ECB’s refinancing rate plus a margin of 210 bps	[6]
Principal amount	1,500,000,000	[6]
Maturity Date	November 2018 (with an additional ten-year extension option)	[6]
Type Of Collateral	Residential mortgage loans	[6]
Program Ii Fifth Series [Member]
Securitized loans and Covered bonds
Issuance date	May 6, 2011	[6],[8]
Interest payment period	Paid quarterly at the ECB’s refinancing rate plus a margin of 230 bps	[6],[8]
Principal amount	1,500,000,000	[6],[8]
Maturity Date	September 2013 (with an additional ten-year extension option)	[6],[8]
Type Of Collateral	Residential mortgage loans	[6],[8]
Program Ii Sixth Series [Member]
Securitized loans and Covered bonds
Interest payment period	Paid quarterly at the ECB’s refinancing rate plus a margin of 250 bps	[6]
Principal amount	1,300,000,000	[6]
Issue Date	May 6, 2011	[6]
Maturity Date	September 2014 (with an additional ten-year extension option)	[6]
Type Of Collateral	Residential mortgage loans	[6]
Loans Impaired Greek With No Related Allowance [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	20,749,000
Loans Impaired Greek With No Related Allowance Credit Cards [Member]
Impaired Financing Receivable Policy [Line Items]
Related allowance	0
Average recorded balance	0
Interest income recognized during the period the loan was impaired	0
Interest income recognized on a cash basis	0
Loans Impaired Greek With No Related Allowance Other Consumer Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	35,760,000
Related allowance	0
Average recorded balance	107,137,000
Interest income recognized during the period the loan was impaired	1,899,000
Interest income recognized on a cash basis	0
Loans Impaired Foreign With No Related Allowance Small Business Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	2,770,000
Loans Impaired Greek With No Related Allowance Commercial Loans Other Commercial Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	300,323,000		39,691,000
Related allowance			0
Average recorded balance			40,342,000
Interest income recognized during the period the loan was impaired	2,344,000		0
Interest income recognized on a cash basis	0		0
Loans Impaired Greek With Related Allowance Consumer Loans Residentia Mortgages [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	2,798,057,000		1,733,171,000
Related allowance	(464,239,000)		(201,261,000)
Average recorded balance	2,264,525,000		1,251,762,000
Interest income recognized during the period the loan was impaired	0		3,623,000
Interest income recognized on a cash basis	20,433,000		3,857,000
Loans Impaired Greek With Related Allowance Consumer Loans Credit Cards [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	540,059,000		490,513,000
Related allowance	(398,737,000)		(318,815,000)
Average recorded balance	511,309,000		423,935,000
Interest income recognized during the period the loan was impaired	5,251,000		9,594,000
Interest income recognized on a cash basis	40,000		46,000
Loans Impaired Greek With Related Allowance Consumer Loans Other Consumer Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	1,994,087,000		1,413,059,000
Related allowance	(983,433,000)		(564,400,000)
Average recorded balance	1,709,580,000		983,960,000
Interest income recognized during the period the loan was impaired	3,447,000		9,914,000
Interest income recognized on a cash basis	17,347,000		9,117,000
Loans Impaired Greek With Related Allowance Commercial Loans Small Business Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	1,493,055,000		1,060,754,000
Related allowance	(555,348,000)		(362,827,000)
Average recorded balance	1,250,425,000		745,503,000
Interest income recognized during the period the loan was impaired	2,247,000		4,960,000
Interest income recognized on a cash basis	68,000		67,000
Loans Impaired Greek With Related Allowance Commercial Loans Other Commercial Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	9,366,605,000		893,384,000
Related allowance	(2,886,287,000)		(572,631,000)
Average recorded balance	3,046,392,000		758,007,000
Interest income recognized during the period the loan was impaired	30,264,000		10,982,000
Interest income recognized on a cash basis	5,529,000		10,982,000
Total Greek Impaired Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	16,551,465,000		5,630,572,000
Related allowance	(5,288,044,000)		(2,019,934,000)
Average recorded balance	8,944,647,000		4,203,509,000
Interest income recognized during the period the loan was impaired	45,452,000		39,073,000
Interest income recognized on a cash basis	43,417,000		24,069,000
Loans Impaired Foreign With No Related Allowance Consumer Loans Residential Mortgages [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	299,000		58,000
Related allowance	0		0
Average recorded balance	0		58,000
Interest income recognized during the period the loan was impaired	0		0
Interest income recognized on a cash basis	0		0
Loans Impaired Foreign With No Related Allowance Consumer Loans Other Consumer Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	208,000		172,000
Related allowance	0		0
Average recorded balance	14,000		87,000
Interest income recognized during the period the loan was impaired	0		0
Interest income recognized on a cash basis	0		0
Loans Impaired Foreign With No Related Allowance Commercial Loans Small Business Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	3,866,000		175,366,000
Related allowance	0		0
Average recorded balance	479,000		146,531,000
Interest income recognized during the period the loan was impaired	0		17,616,000
Interest income recognized on a cash basis	0		0
Loans Impaired Foreign With No Related Allowance Commercial Loans Other Commercial Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	92,174,000		195,032,000
Related allowance	0		0
Average recorded balance	54,508,000		188,933,000
Interest income recognized during the period the loan was impaired	0		16,562,000
Interest income recognized on a cash basis	113,000		0
Loans Impaired Foreign With Related Allowance Consumer Loans Residential Mortgages [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	234,935,000		122,052,000
Related allowance	(50,065,000)		(39,052,000)
Average recorded balance	199,139,000		106,753,000
Interest income recognized during the period the loan was impaired	7,378,000		8,000
Interest income recognized on a cash basis	810,000		586,000
Loans Impaired Foreign With Related Allowance Consumer Loans Credit Cards [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	354,851,000		318,868,000
Related allowance	(243,331,000)		(211,212,000)
Average recorded balance	322,110,000		288,394,000
Interest income recognized during the period the loan was impaired	5,000		0
Interest income recognized on a cash basis	18,329,000		15,344,000
Loans Impaired Foreign With Related Allowance Consumer Loans Other Consumer Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	502,651,000		305,615,000
Related allowance	(283,580,000)		(189,702,000)
Average recorded balance	444,415,000		279,818,000
Interest income recognized during the period the loan was impaired	12,408,000		4,536,000
Interest income recognized on a cash basis	17,824,000		15,853,000
Loans Impaired Foreign With Related Allowance Commercial Loans Small Business Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	609,818,000		373,159,000
Related allowance	(170,255,000)		(101,364,000)
Average recorded balance	551,683,000		216,889,000
Interest income recognized during the period the loan was impaired	20,032,000		6,367,000
Interest income recognized on a cash basis	337,000		39,000
Loans Impaired Foreign With Related Allowance Commercial Loans Other Commercial Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	1,591,724,000		1,265,081,000
Related allowance	(330,580,000)		(367,743,000)
Average recorded balance	1,318,137,000		1,164,736,000
Interest income recognized during the period the loan was impaired	65,680,000		32,353,000
Interest income recognized on a cash basis	26,756,000		30,851,000
Total Foreign Impaired Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Total recorded balance	3,390,526,000		2,755,403,000
Related allowance	(1,077,811,000)		(909,073,000)
Average recorded balance	2,890,485,000		2,392,199,000
Interest income recognized during the period the loan was impaired	105,503,000		77,442,000
Interest income recognized on a cash basis	64,169,000		62,673,000
Loans Impaired Greek With No Related Allowance Residential Mortgages [Member]
Impaired Financing Receivable Policy [Line Items]
Related allowance	0
Average recorded balance	20,469,000
Interest income recognized during the period the loan was impaired	0
Interest income recognized on a cash basis	0
Loans Impaired Greek With No Related Allowance Consumer Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Average recorded balance	34,810,000
Loans Impaired Greek With No Related Allowance Small Business Loans [Member]
Impaired Financing Receivable Policy [Line Items]
Related allowance	0
Average recorded balance	0
Interest income recognized during the period the loan was impaired	0
Interest income recognized on a cash basis	0
Fourth Series [Member]
Covered Bonds Of Program I [Line Items]
Issue Date	March 18, 2010
Cancellation Date	November 30, 2010
Original Nomimal Amount in EUR	1,500,000,000
Cancelled amount in million EUR	1,000,000,000
First Series I [Member]
Covered Bonds Of Program I [Line Items]
Issue Date	November 28, 2008
Cancellation Date	May 6, 2011
Original Nomimal Amount in EUR	1,000,000,000
Cancelled amount in million EUR	650,000,000
Second Series I [Member]
Covered Bonds Of Program I [Line Items]
Issue Date	November 28, 2008
Cancellation Date	May 6, 2011
Original Nomimal Amount in EUR	1,000,000,000
Cancelled amount in million EUR	800,000,000
Fifth Series I [Member]
Covered Bonds Of Program I [Line Items]
Issue Date	May 11, 2010
Cancellation Date	May 6, 2011
Original Nomimal Amount in EUR	1,000,000,000
Cancelled amount in million EUR	350,000,000
Second Series Ii [Member]
Covered Bonds Of Program I [Line Items]
Issue Date	November 28, 2008
Cancellation Date	June 2, 2011
Original Nomimal Amount in EUR	1,000,000,000
Cancelled amount in million EUR	150,000,000
First Series Ii [Member]
Covered Bonds Of Program I [Line Items]
Issue Date	November 28, 2008
Cancellation Date	June 20, 2011
Original Nomimal Amount in EUR	1,000,000,000
Cancelled amount in million EUR	300,000,000
Fifth Series Ii [Member]
Covered Bonds Of Program I [Line Items]
Issue Date	May 11, 2010
Cancellation Date	June 20, 2011
Original Nomimal Amount in EUR	1,000,000,000
Cancelled amount in million EUR	650,000,000
First Series Iii [Member]
Covered Bonds Of Program I [Line Items]
Issue Date	November 28, 2008
Cancellation Date	August 3, 2011
Original Nomimal Amount in EUR	1,000,000,000
Cancelled amount in million EUR	50,000,000	[9]
Second Series Iii [Member]
Covered Bonds Of Program I [Line Items]
Issue Date	November 28, 2008
Cancellation Date	August 3, 2011
Original Nomimal Amount in EUR	1,000,000,000
Cancelled amount in million EUR	50,000,000	[9]
Portfolio Segment Commercial [Member]
Greek
Allowance for loan losses at year end	3,478,907,000		965,380,000
of which:
for impaired loans	3,441,635,000		935,458,000
for non-impaired loans	37,272,000		29,922,000
Impaired loans	11,162,753,000		1,993,829,000
Non-impaired loans	15,661,261,000		25,413,249,000
Foreign
Allowance for loan losses at year end	510,700,000		532,685,000
of which:
for impaired loans	500,836,000		469,107,000
for non-impaired loans	9,864,000		63,578,000
Impaired loans	2,297,582,000		2,008,638,000
Non-impaired loans	10,732,008,000		11,766,988,000
Portfolio Segment Consumer [Member]
Greek
Allowance for loan losses at year end	1,954,921,000		1,157,423,000
of which:
for impaired loans	1,846,409,000		1,084,476,000
for non-impaired loans	108,512,000		72,947,000
Impaired loans	5,388,712,000		3,636,743,000
Non-impaired loans	19,972,757,000		22,938,866,000
Foreign
Allowance for loan losses at year end	606,107,000		519,917,000
of which:
for impaired loans	576,975,000		439,966,000
for non-impaired loans	29,132,000		79,951,000
Impaired loans	1,092,944,000		746,765,000
Non-impaired loans	€ 9,677,971,000		€ 10,222,773,000

[1]	The Bank retains the option to call the notes on any interest payment date and reissue a new series, or sell them as is to investors.
[2]	The secured notes were issued through two VIEs, "Revolver APC Limited" (the Asset Purchase Company "APC", incorporated in the UK) and "Revolver 2008-1 Plc" (the Issuer). APC paid for the receivables that were sold and assigned to it by the Bank (the Transferor) from the proceeds of the issuance of a limited recourse note (Series 2008-1 APC loan note) to the issuer. The Issuer financed the acquisition of the Series 2008-1 APC loan note from the proceeds of the issuance of the secured notes. As at December 31, 2010 and 2011, the balances of the subordinated loans were EUR 307.3 million and EUR 199.8 million, respectively. The Bank, at its discretion, may make further advances to APC under the APC Subordinated loan agreement, where the transfer of interest is less than the minimum transfer of interest.On February 28, 2011, a) EUR 500.0 million class A notes were cancelled and b) the interest was changed from one month-Euribor plus 30 bps to fixed 2.6% on the class A notes and from one-month Euribor plus 60 bps to fixed 2.9% on the class B notes. The class A notes have been rated B- by Fitch and CCC by Standard and Poor's.
[3]	The Bank retains the option to call the notes on any re-novation date or on any optional redemption date and reissue a new series or sell the notes to investors.
[4]	EUR 10.0 billion covered bonds program ("Program I") established on November 26, 2008. The issue under this Program is currently rated B1 by Moody's and BB- by Fitch.
[5]	This issue is presented within ''Long-term debt''(see Note 24) since all bonds were sold to domestic and foreign investors.
[6]	EUR 15.0 billion covered bonds program ("Program II") established on June 21, 2010. The issues under this Program are currently rated B1 by Moody's and BBB- by Fitch.
[7]	Initially, on June 24, 2010 the Bank issued the three Series of EUR 1.0 billion each and on July 29, 2010, the Bank issued the second tranches of EUR 500.0 million each. On September 24, 2010 the two tranches of each Series were funged.
[8]	Initially, on May 6, 2011 the Bank issued the fifth Series of EUR 500.0 million and on June 20, 2011, the Bank issued the second tranche of EUR 1.0 billion and funged.
[9]	Repurchase and cancellation of EUR 50.0 million covered bonds, as these issues were sold on September 1, 2009 to institutional investors and presented within “Long-term debt” (see Note 24).